CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY- CONDENSED BALANCE SHEET (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2023 CNY (¥)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2021 CNY (¥)	Sep. 30, 2020 CNY (¥)
Current assets (liabilities)
Cash and cash equivalents	¥ 23,708	$ 3,302	¥ 17,669
Due to related parties	¥ 174,484	$ 24,302	¥ 18,629
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Total current assets	¥ 141,782	$ 19,748	¥ 81,540
Total assets (including amounts of the consolidated VIEs without recourse to the Company of RMB52,894 and RMB220,777 as of September 30, 2022 and 2023 respectively)	238,506	33,220	135,955
AND EQUITY
Total stockholders' equity (deficit)	(81,260)	(11,318)	(172,642)	¥ (185,598)	¥ (85,462)
Parent Company
Current assets (liabilities)
Cash and cash equivalents	3,952	550	6,394
Other receivables	619	86	235
Due from inter-companies	237,923	33,138	216,571
Due to related parties	¥ 4,294	$ (237)	¥ 696
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Total current assets	¥ 246,788	$ 33,537	¥ 223,896
Investment in unconsolidated subsidiaries	(302,606)	(41,311)	(356,347)
Total assets (including amounts of the consolidated VIEs without recourse to the Company of RMB52,894 and RMB220,777 as of September 30, 2022 and 2023 respectively)	(55,818)	(7,774)	(132,451)
AND EQUITY
Total stockholders' equity (deficit)	¥ (57,398)	$ (7,994)	¥ (133,872)